UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     June 30, 2010
                                              --------------------

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one.):            [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quadrangle GP Investors LLC
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Address:     375 Park Avenue
          ------------------------------------
             New York, New York 10152
          ------------------------------------


Form 13F File Number: 28-12824
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Joshua Steiner
           --------------------------
Title:         Managing Member
           --------------------------
Phone:         (212)418-1700
           --------------------------

Signature, Place, and Date of Signing:

    /S/ Joshua Steiner            New York, NY                 July 8, 2010
------------------------      ---------------------        -------------------
        [Signature]              [City, State]                   [Date]

 Report Type (Check only
one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     1
                                        -------------------------------------

Form 13F Information Table Entry Total:                3
                                        -------------------------------------

Form 13F Information Table Value Total:                $352,111
                                        -------------------------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        Number       Form 13F File Number                     Name
        ------       ---------------------                    ----
          1               28-12825                    QCP GP Investors II LLC



Explanatory Note:

The positions reported herein, as indicated in the Information Table, are under the investment discretion of either Quadrangle GP Investors LLC or QCP GP Investors II LLC. Quadrangle GP Investors LLC and QCP GP Investors II LLC are ultimately controlled by the same persons but do not share investment discretion over any positions.



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



                                                     FORM 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
--------------------    --------  ----------   -------- ----------------------   ----------  -------- ------------------------------
                         TITLE                   VALUE    SHRS OR     SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER      OF CLASS    CUSIP      (X$1000)   PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE        SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
NTELOS HLDGS CORP (a)     COM       67020Q107     99,380    5,777,880  SH           SOLE               5,777,880
DICE HLDGS INC (b)        COM       253017107    156,690   22,643,055  SH           SOLE        1     22,643,055
NTELOS HLDGS CORP (b)     COM       67020Q107     96,041    5,583,797  SH           SOLE        1      5,583,797

------------------------------------------------------------------------------------------------------------------------------------



(a) Position under the investment discretion of Quadrangle GP Investors LLC.

(b) Position under the investment discretion of QCP GP Investors II LLC.


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